UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Inflation-Protected Bond Fund

December 31, 2015

IFB-QTLY-0216
1.813256.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$21,879,252	$18,489,197
0.75% 2/15/42	45,786,360	40,170,831
0.75% 2/15/45	51,359,009	44,706,251
1.375% 2/15/44	10,436,756	10,602,366
1.75% 1/15/28	4,055,220	4,428,172
2% 1/15/26	68,902,825	76,510,974
2.125% 2/15/40	8,219,913	9,666,268
2.125% 2/15/41	39,185,045	46,378,964
2.375% 1/15/25	80,664,317	91,655,557
2.375% 1/15/27	74,182,373	85,710,135
3.375% 4/15/32	1,340	1,812
3.625% 4/15/28	86,685,975	113,270,897
3.875% 4/15/29	39,351,872	53,438,062
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17	49,529,722	49,436,708
0.125% 4/15/18	92,291,433	92,108,207
0.125% 4/15/19	36,692,973	36,468,698
0.125% 4/15/20	9,648,390	9,525,640
0.125% 1/15/22	147,219,882	142,656,130
0.125% 7/15/22	99,571,456	96,531,713
0.125% 1/15/23	107,058,560	102,624,655
0.125% 7/15/24	32,553,625	30,903,969
0.25% 1/15/25	17,221,173	16,426,088
0.375% 7/15/23	75,525,800	73,759,940
0.375% 7/15/25	23,067,390	22,312,709
0.625% 7/15/21	102,625,090	103,288,719
0.625% 1/15/24	14,678,208	14,506,424
1.125% 1/15/21	50,339,675	51,896,806
1.25% 7/15/20	14,777,224	15,368,062
1.375% 7/15/18	26,880,854	27,830,011
1.375% 1/15/20	9,018,770	9,376,422
1.625% 1/15/18	44,034,105	45,411,147
1.875% 7/15/19	26,844,990	28,463,449
2.125% 1/15/19	95,090,977	100,613,870
2.375% 1/15/17	62,388,673	63,939,617
2.5% 7/15/16	14,839,020	15,081,612
2.625% 7/15/17	53,706,488	56,099,015
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,766,774,621)		1,799,659,097

Asset-Backed Securities - 0.0%
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.6716% 3/25/32 (a)	$13,552	$12,744
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 2.2966% 9/25/34 (a)	76,106	69,991
TOTAL ASSET-BACKED SECURITIES
(Cost $56,532)		82,735
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $1,766,831,153)		1,799,741,832
NET OTHER ASSETS (LIABILITIES) - 0.5%		8,456,658
NET ASSETS - 100%		$1,808,198,490

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 30,787	$(3,063)	$0	$(3,063)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,765,922,673. Net unrealized appreciation aggregated $33,819,159, of which $74,171,773 related to appreciated investment securities and $40,352,614 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016